Property, Plant and Equipment (Details) - Schedule of Estimated Useful Lives	12 Months Ended
Jun. 30, 2024
Bottom of range [Member]
Property Plant and Equipment [Line Items]
Computer system and equipment	10.00%
Top of range [Member]
Property Plant and Equipment [Line Items]
Computer system and equipment	20.00%